Concentrations and risks (Tables)	6 Months Ended
Jun. 30, 2026
Concentrations and risks
Schedule of concentration risks by total revenue and total accounts receivable

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Amount of the Group’s revenue
Customer A	1,538,585	1,911,957	281,788
Customer B	1,419,387	NA(1)	NA(1)
Customer C	1,646,439	1,219,930	179,795

(1)The amount was less than 10% of the Company’s total revenue for the six months ended June 30, 2026.

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Amount of the Group’s accounts receivable
Customer A	1,191,850	NA(2)	NA(2)
Customer C	4,843,602	6,066,126	894,036
Customer D	850,000	NA(2)	NA(2)

(2)The amount was less than 10% of the Company’s accounts receivable as of June 30, 2026.